Other liabilities parenthetical (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosures [Abstract]
Variable lease payments that are not included in the measurement of lease liabilities	₩ 1,987	₩ 23,272
Cash outflows from leases	299,061	293,240
Interest expense on lease liabilities	₩ 22,787	₩ 18,855